INVESTMENT MANAGEMENT AGREEMENT

This INVESTMENT MANAGEMENT AGREEMENT, made this 30th day of May, 2018, by and between Western Asset Inflation-Linked Opportunities & Income Fund CFC, a Cayman Islands exempted company (the “Company”), and Western Asset Management Company, LLC (formerly known as Western Asset Management Company), a California limited liability company (the “Manager”).

WHEREAS, the Company is a wholly-owned subsidiary of Western Asset Inflation-Linked Opportunities & Income Fund, a Massachusetts business Trust (the “Trust”);

WHEREAS, the Trust is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the purpose of the Company is to facilitate the implementation of the Trust’s investment strategies, in particular with respect to investments in commodity futures and other commodity-related derivative instruments;

WHEREAS, the Company wishes to retain the Manager to provide certain investment advisory, management and administrative services; and

WHEREAS, the Manager is willing to furnish such services on the terms and conditions hereinafter set forth;

NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed as follows:

1.    The Company hereby appoints Western Asset Management Company, LLC as investment manager of the Company for the period and on the terms set forth in this Agreement. The Manager accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2.    The Company shall at all times keep the Manager fully informed with regard to the securities and other property owned by it, its funds available, or to become available, for investment, and generally as to the condition of its affairs. It shall furnish the Manager with such other documents and information with regard to its affairs as the Manager may from time to time reasonably request.

3.    (a) Subject to the supervision of the Company’s Board of Directors (the “Directors”), the Manager shall regularly provide the Company with investment research, advice, management and supervision and shall furnish a continuous investment program for the Company consistent with the Trust’s investment objectives, policies and restrictions. The Manager shall determine from time to time what securities or other property will be purchased, retained or sold by the Company, and shall implement those decisions, all subject to the provisions of the Company’s Memorandum and Articles of Association, as well as the investment objectives, policies and restrictions of the Trust, in a manner intended to enable the Trust to comply with the 1940 Act, the applicable rules and regulations of the Securities and Exchange Commission, as each of the foregoing may be amended from time to time. The Manager will place orders pursuant to its investment determinations for the Company either directly with the issuer or with any broker, dealer or futures commission merchant (collectively, a “broker”). In the selection of brokers and the placing of orders for the purchase and sale of portfolio investments for the Company, the Manager shall seek to obtain the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for the Company the most favorable price and execution available, the Manager, bearing in mind the Company’s best interests at all times, shall consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker involved and the quality of service rendered by the broker in other transactions. Subject to such policies as the Directors may determine, the Manager shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Company to pay, on behalf of the Company, a broker that provides brokerage and research services to the Manager or any affiliated person of the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Manager determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Manager’s overall responsibilities with respect to the Company and to other clients of the Manager and any affiliated person of the Manager as to which the Manager or any affiliated person of the Manager exercises investment discretion. The Manager shall also provide advice and recommendations with respect to other aspects of the business and affairs of the Company, and shall perform such other functions of management and supervision, as may be directed by the Directors.

(b)    The Company hereby agrees with the Manager and with any investment adviser appointed pursuant to Paragraph 4 below (an “Investment Adviser”) that any entity or person associated with the Manager or Investment Adviser (or with any affiliated person of the Manager or Investment Adviser) that is a member of a national securities exchange is authorized to effect any transaction on such exchange for the account of the Company which is permitted by Section 11(a) of the Securities Exchange Act of 1934, as amended, and Rule 11a2-2(T) thereunder, and the Company hereby consents to the retention of compensation for such transactions in accordance with Rule 11a2-2(T)(a)(2)(iv) or otherwise.

4.    The Manager may enter into a contract (“Portfolio Management Agreement”) with one or more investment advisers in which the Manager delegates to such investment adviser or investment advisers any or all of its duties specified in Paragraph 3 hereunder. Such Portfolio Management Agreement must meet all requirements of the 1940 Act and the rules and regulations thereunder.

5.    (a) The Manager, at its expense, shall supply the Board of Directors and officers of the Company with statistical information and reports reasonably requested by them and reasonably available to the Manager. The Manager shall oversee the maintenance of all books and records with respect to the Company’s portfolio transactions and the keeping of the Company’s books of account in accordance with all applicable federal and state laws and regulations and shall perform such other administrative, bookkeeping or clerical duties as may be agreed upon by the parties. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Manager hereby agrees that any records which it maintains for the Company are the property of the Company, and further agrees to surrender promptly to the Company or its agents any of such records upon the Company’s request. The Manager further agrees to arrange for the preservation of the records required to be maintained by Rule 31a-l under the 1940 Act for the periods prescribed by Rule 31a-2 under the 1940 Act. The Manager shall authorize and permit any of its directors, officers and employees, who may be elected as Directors or officers of the Company, to serve in the capacities in which they are elected. The Manager may enter into a contract with one or more other parties in which the Manager delegates to such party or parties any or all of the duties specified in this Paragraph 5(a).

(b)    Other than as herein specifically indicated, the Manager shall not be responsible for the expenses of the Company. Specifically (but without limitation), the Manager will not be responsible for any of the following expenses of the Company, which expenses shall be borne by the Company: advisory fees; distribution fees; interest; taxes; governmental fees; fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; the cost (including brokerage commissions or charges, if any) of securities or other property purchased or sold by the Company and any losses in connection therewith; fees of custodians, transfer agents, registrars, administrators or other agents; legal expenses; expenses of preparing share certificates; expenses relating to the redemption or repurchase of the Company’s shares; expenses of registering and qualifying shares of the Company for sale under applicable federal, state and non-U.S. law; expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to Company shareholders; costs of stationery; costs of shareholders’ and other meetings of the Company; Directors’ fees; audit fees; travel expenses of officers, Directors and employees of the Company, if any; and the Company’s pro rata portion of premiums on any fidelity bond and other insurance covering the Company and/or its officers and Directors.

6.    No Director, officer or employee of the Company shall receive from the Company any salary or other compensation as such Director, officer or employee while he or she is at the same time a director, officer, or employee of the Manager or any affiliated company of the Manager. This Paragraph 6 shall not apply to Directors, executive committee members, consultants and other persons who are not regular members of the Manager’s or any affiliated company’s staff.

7.    As compensation for the services performed and expenses assumed by the Manager, including the services of any consultants, investment advisers or other parties retained by the Manager, the Company shall pay the Manager an annual fee, payable on a monthly basis, at the annual rate of 0.35% of the Company’s average weekly assets. “Average Weekly Assets” means the average weekly value of the total assets of the Company (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating Average Weekly Assets, any liabilities associated with any instruments or transactions used by the Manager to leverage the Company’s portfolio (whether or not such instruments or transactions are “covered” within the meaning of the 1940 Act and the rules and regulations thereunder, giving effect to any interpretations of the Securities and Exchange Commission and its staff) is not considered a liability. In addition, with respect to reverse repurchase or dollar roll transactions (“Repurchase Transactions”) entered into by the Company, Average Weekly Assets includes (a) any proceeds from the sale of an asset (the “Underlying Asset”) of the Company to a counterparty in a Repurchase Transaction and (b) the value of such Underlying Asset as of the relevant measuring date. The first payment of the fee shall be made as promptly as possible at the end of the month succeeding the effective date of this Agreement. For any period less than a month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full month of 28, 29, 30 or 31 days, as the case may be. For purposes of this Agreement and except as otherwise provided herein, the Average Weekly Assets of the Company shall be calculated pursuant to procedures adopted by the Trust for calculating the value of the Trust’s assets or delegating such calculations to third parties. In the event that the expenses of the Company exceed any expense limitation which the Manager may, by written notice to the Company, voluntarily declare to be effective with respect to the Company, subject to such terms and conditions as the Manager may prescribe in such notice, the compensation due the Manager shall be reduced, and, if necessary, the Manager shall bear the Company’s expenses to the extent required by such expense limitation.

8.    In the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or reckless disregard of its obligations and duties hereunder, the Manager shall not be subject to any liability to the Company or to any shareholder of the Company, for any act or omission in the course of, or connected with, rendering services hereunder.

9.    Nothing in this Agreement shall limit or restrict the right of any director, officer, or employee of the Manager who may also be a Director, officer, or employee of the Company to engage in any other business or to devote his or her time and attention to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature, or limit or restrict the right of the Manager to engage in any other business or to render services of any kind, including investment advisory and management services, to any other Company, firm, individual or association.

10.    As used in this Agreement, the terms “assignment,” “interested person,” “affiliated person,” and “majority of the outstanding voting securities” shall have the meanings given to them by Section 2(a) of the 1940 Act, subject to such exemptions as may be granted, issued or adopted by the Securities and Exchange Commission or its staff by any rule, regulation, or order; the term “specifically approve at least annually” shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder; and the term “brokerage and research services” shall have the meaning given in the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

11.    This Agreement shall become effective upon its execution, and shall remain in full force and effect continuously thereafter (unless terminated automatically as set forth in Paragraph 12 below) until terminated as follows:

(a)    Either party hereto, or the Trust, may at any time terminate this Agreement by sixty days’ written notice delivered or mailed by registered mail, postage prepaid, to the other party, or

(b)    If (i) the Trustees or the shareholders of the Trust by the vote of a majority of the outstanding voting securities of the Trust, and (ii) a majority of the Trustees who are not interested persons of the Trust or of the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval, do not specifically approve at least annually the continuance of this Agreement, then this Agreement shall automatically terminate at the close of business on the second anniversary of its execution, or upon the expiration of one year from the effective date of the last such continuance, whichever is later; provided, however, that if the continuance of this Agreement is submitted to the shareholders of the Trust for their approval and such shareholders fail to approve such continuance of this Agreement as provided herein, the Manager may continue to serve hereunder in a manner consistent with the 1940 Act and the rules and regulations thereunder.

Action by the Trust under paragraph (a) of this Paragraph 11 may be taken either (i) by vote of a majority of the Trustees, or (ii) by the vote of a majority of the outstanding voting securities of the Trust.

12.    Except as otherwise provided herein, this Agreement shall terminate automatically in the event of its assignment by the Manager and shall not be assignable by the Company without the consent of the Manager. Any termination of this Agreement pursuant to Paragraph 11 shall be without the payment of any penalty. This Agreement may be amended at any time by mutual consent of the parties, provided that, if required by applicable law, such consent on the part of the Trust shall have been approved by the vote of a majority of the outstanding voting securities of the Trust, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees who are not interested persons of the Trust or of the Manager.

13.    In the event this Agreement is terminated by either party or upon written notice from the Manager at any time, the Company hereby agrees that it will eliminate from its corporate name any reference to the name of “Western.” The Company shall have the non-exclusive use of the name “Western” in whole or in part only so long as this Agreement is effective or until such notice is given.

14.    This Agreement embodies the entire agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings relating to the subject matter hereof. Should any part of this Agreement be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

15.    The Company represents that it is a Qualified Eligible Person as defined in Commodity Futures Trading Commission (“CFTC”) Rule 4.7. In accordance with a commodity pool operator (“CPO”) delegation agreement entered into by each member of the board of directors of the Company and the Adviser, the Adviser is the CPO of the Company and in such capacity the Adviser relies on the relief provided under CFTC Rule 4.7.

16.    PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION IN CONNECTION WITH POOLS WHOSE PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PERSONS, AN OFFERING MEMORANDUM FOR THIS POOL IS NOT REQUIRED TO BE, AND HAS NOT BEEN, FILED WITH THE COMMISSION. THE COMMODITY FUTURES TRADING COMMISSION DOES NOT PASS UPON THE MERITS OF PARTICIPATING IN A POOL OR UPON THE ADEQUACY OR ACCURACY OF AN OFFERING MEMORANDUM. CONSEQUENTLY, THE COMMODITY FUTURES TRADING COMMISSION HAS NOT REVIEWED OR APPROVED THIS OFFERING OR ANY OFFERING MEMORANDUM FOR THIS POOL.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers thereunto duly authorized.

Attest: WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND CFC

By:		By:	/s/ Jane Trust
	Name:		Name: Jane Trust, President

Attest: WESTERN ASSET MANAGEMENT COMPANY, LLC

By:		By:
	Name:		Name:

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers thereunto duly authorized.

Attest: WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND CFC

By:		By:
	Name:		Name: Jane Trust, President

Attest: WESTERN ASSET MANAGEMENT COMPANY, LLC

By:		By:	/s/ Adam Wright
	Name:		Name: Adam Wright
Manager, U.S. Legal Affairs